ADDITIONAL INFORMATION RELATING TO THE STATEMENTS OF CASH FLOWS - Summary of additional information on transactions related to the cash flow statement (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-cash items
Hedge accounting, net of tax effects	R$ (520,444)	R$ (137,211)	R$ 116,348
Dividends declared and not yet paid		180,772
Dividends receivable declared and not yet received
Stock and restricted share option plans		138,122	102,508
Net effect of acquisition of property, plant and equipment and intangible assets not yet paid	28,472	81,257	172,104
Application of judicial deposits in the settlement of legal proceedings	121,025	13,645
Consideration for acquisition of subsidiary			R$ 13,366,114